Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01	182,742,369	182,238,069	179,223,247
Effect of shares issued on exercise of stock options	60,820	230,603	310,289
Effect of partly paid shares	0	0	0
Weighted average number of equity shares and equivalent shares outstanding	182,803,189	182,468,672	179,533,536